UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-09815

                               THE ARBITRAGE FUNDS
               (Exact name of registrant as specified in charter)

                                   ----------

                                41 Madison Avenue
                                   28th Floor
                               New York, NY 10010
               (Address of principal executive offices) (Zip code)

                                 John S. Orrico
                            Water Island Capital, LLC
                                41 Madison Avenue
                                   28th Floor
                               New York, NY 10010
                     (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 212-584-2366

                      DATE OF FISCAL YEAR END: MAY 31, 2010

                   DATE OF REPORTING PERIOD: NOVEMBER 30, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.

                                     (LOGO)
                               THE ARBITRAGE FUND

                                41 Madison Avenue
                                   28th Floor
                            New York, New York 10010
                                  800-295-4485
                               www.thearbfund.com

                               SEMI-ANNUAL REPORT

                                NOVEMBER 30, 2009

                                  (UNAUDITED)

                               THE ARBITRAGE FUND

                       Statement of Assets and Liabilities
                          November 30, 2009 (Unaudited)

ASSETS
   Investments:
      At acquisition cost                                                     $601,485,298
                                                                              ============
      At value (Note 1)                                                       $617,433,102
   Deposits with brokers for securities sold short (Note 1)                    138,865,358
   Deposits with swap counterparties                                             4,470,000
   Receivable for capital shares sold                                            7,863,486
   Receivable for investment securities sold                                     5,423,500
   Unrealized appreciation on forward currency exchange contracts (Note 9)       1,526,321
   Unrealized appreciation on spot currency exchange contracts                         713
   Unrealized appreciation on equity swap contracts                                263,525
   Prepaid expenses                                                                129,758
   Dividends receivable                                                            116,746
   Reclaims receivable                                                              12,407
                                                                              ------------
      Total Assets                                                             776,104,916
                                                                              ------------
LIABILITIES
   Securities sold short, at value (Note 1) (proceeds $145,638,564)            148,571,234
   Written options, at value (Notes 1 and 9) (premiums received $5,778,828)      5,355,145
   Bank overdraft denominated in foreign currency (proceeds $44,668)                44,379
   Payable for investment securities purchased                                  20,330,134
   Unrealized depreciation on forward currency exchange contracts (Note 9)       3,406,517
   Unrealized depreciation on equity swap contracts                              1,028,945
   Payable for capital shares redeemed                                             654,047
   Payable to Adviser (Note 4)                                                     545,181
   Payable to Distributor (Note 4)                                                  77,996
   Payable to Administrator (Note 4)                                                44,081
   Dividends payable on securities sold short (Note 1)                              28,044
   Payable to Trustees                                                              15,851
   Payable to Chief Compliance Officer (Note 4)                                      4,227
   Other accrued expenses and liabilities                                           45,422
                                                                              ------------
      Total Liabilities                                                        180,151,203
                                                                              ------------
NET ASSETS                                                                    $595,953,713
                                                                              ============
NET ASSETS CONSIST OF:
Paid-in capital                                                               $579,081,797
Accumulated net investment loss                                                   (271,412)
Accumulated net realized gains on investments, equity swap contracts,
   securities sold short, written option contracts and foreign currencies        6,173,332
Net unrealized appreciation (depreciation) on:
   Investments                                                                  15,947,804
   Equity swap contracts                                                          (765,420)
   Securities sold short                                                        (2,932,670)
   Written option contracts                                                        423,683
   Translation of assets and liabilities denominated in foreign currencies      (1,703,401)
                                                                              ------------
NET ASSETS                                                                    $595,953,713
                                                                              ============
CLASS R SHARES
                                                                              ============
Net assets applicable to Class R shares                                       $339,890,856
                                                                              ============
Shares of beneficial interest outstanding (unlimited number of shares
   authorized, no par value)                                                    26,345,409
                                                                              ============
Net asset value and offering price per share(a)                               $      12.90
                                                                              ============
CLASS I SHARES
Net assets applicable to Class I shares                                       $256,062,857
                                                                              ============
Shares of beneficial interest outstanding (unlimited number of shares
   authorized, no par value)                                                    19,556,215
                                                                              ============
Net asset value and offering price per share(a)                               $      13.09
                                                                              ============

(a)  Redemption price varies based on length of time held (Note 1).

See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                             Statement of Operations
             For the Six Months Ended November 30, 2009 (Unaudited)

INVESTMENT INCOME
   Dividends (net of withholding taxes of $20,564)            $  4,656,878
   Interest                                                            698
                                                              ------------
      Total Income                                               4,657,576
                                                              ------------
EXPENSES
   Investment advisory fees (Note 4)                             2,548,226
   Distribution expense, Class R (Note 4)                          340,424
   Administration fees (Note 4)                                    207,044
   Trustees' fees                                                   24,898
   Chief Compliance Officer fees (Note 4)                           10,394
   Dividend expense                                              2,504,888
   Interest rebate expense                                       1,520,094
   Transfer agent fees (Note 4)                                    119,406
   Custodian and bank service fees                                  82,518
   Registration and filing fees                                     59,392
   Professional fees                                                45,351
   Insurance expense                                                26,674
   Printing of shareholder reports                                  20,334
   Other expenses                                                    6,217
                                                              ------------
      Total Expenses                                             7,515,860
   Fees waived by the Adviser (Note 4)                              (3,408)
                                                              ------------
      Net Expenses                                               7,512,452
                                                              ------------
NET INVESTMENT LOSS                                             (2,854,876)
                                                              ------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND
   FOREIGN CURRENCIES
   Net realized gains (losses) from:
      Investments                                               98,566,942
      Equity swap contracts                                       (144,826)
      Securities sold short                                    (83,312,611)
      Written option contracts                                  10,244,320
      Foreign currency transactions (Note 6)                    (9,056,137)
   Net change in unrealized appreciation (depreciation) on:
      Investments                                              (16,092,463)
      Equity swap contracts                                       (646,483)
      Securities sold short                                     14,374,247
      Written option contracts                                    (233,955)
      Foreign currency transactions (Note 6)                     4,071,340
                                                              ------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND
   FOREIGN CURRENCIES                                           17,770,374
                                                              ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ 14,915,498
                                                              ============

See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                       Statement of Changes in Net Assets

                                                                SIX MONTHS
                                                                   ENDED          YEAR
                                                               NOVEMBER 30,       ENDED
                                                                   2009          MAY 31,
                                                                (UNAUDITED)       2009
                                                               ------------   ------------
FROM OPERATIONS
   Net investment loss                                         $ (2,854,876)  $ (2,621,313)
   Net realized gains (losses) from:
      Investments and equity swap contracts                      98,422,116    (19,718,251)
      Securities sold short                                     (83,312,611)     5,525,291
      Written option contracts                                   10,244,320     12,124,366
      Foreign currency transactions                              (9,056,137)     4,515,636
   Net change in unrealized appreciation (depreciation) on:
      Investments and equity swap contracts                     (16,738,946)    26,706,277
      Securities sold short                                      14,374,247    (16,059,789)
      Written option contracts                                     (233,955)       300,102
      Foreign currency transactions                               4,071,340     (5,217,366)
                                                               ------------   ------------
Net increase in net assets resulting from operations             14,915,498      5,554,953
                                                               ------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net realized gains, Class R                        --     (5,041,580)
   Distributions from net realized gains, Class I                        --     (3,356,818)
                                                               ------------   ------------
Decrease in net assets from distributions to shareholders                --     (8,398,398)
                                                               ------------   ------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
CLASS R
   Proceeds from shares sold                                    189,935,534    180,375,541
   Shares issued in reinvestment of distributions                        --      4,854,981
   Proceeds from redemption fees collected (Note 1)                  10,512        283,341
   Payments for shares redeemed                                 (78,935,515)   (77,181,667)
                                                               ------------   ------------
Net increase in net assets from
   Class R share transactions                                   111,010,531    108,332,196
                                                               ------------   ------------
CLASS I
   Proceeds from shares sold                                    163,015,941     69,651,784
   Shares issued in reinvestment of distributions                        --      2,854,085
   Proceeds from redemption fees collected (Note 1)                  14,915          4,742
   Payments for shares redeemed                                 (21,121,100)   (43,805,570)
                                                               ------------   ------------
Net increase in net assets from
   Class I share transactions                                   141,909,756     28,705,041
                                                               ------------   ------------
TOTAL INCREASE IN NET ASSETS                                    267,835,785    134,193,792
NET ASSETS
   Beginning of period                                          328,117,928    193,924,136
                                                               ------------   ------------
   End of period                                               $595,953,713   $328,117,928
                                                               ============   ============
UNDISTRIBUTED NET INVESTMENT INCOME
   (ACCUMULATED NET INVESTMENT LOSS)                           $   (271,412)  $  2,583,464
                                                               ============   ============

See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                             Statement of Cash Flows
             For the Six Months Ended November 30, 2009 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
   Net increase in net assets resulting from operations                           $    14,915,498
   Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
      Purchases of long-term portfolio investments                                 (1,337,722,204)
      Proceeds from sales of long-term portfolio investments, excluding boxed
         positions                                                                    726,312,731
      Purchases of short-term investments                                             (52,708,818)
      Payments to cover securities sold short, excluding boxed positions             (290,422,475)
      Proceeds from securities sold short                                             704,347,903
      Realized gain on written option contracts                                       (10,244,320)
      Premiums received from written option contracts                                  35,599,099
      Premiums paid to closed option contracts                                        (25,923,278)
      Realized gains from security transactions                                       (15,254,331)
      Change in unrealized depreciation from security transactions
         and written options                                                            1,952,171
      Change in unrealized appreciation (depreciation) on forward and spot
         currency exchange contracts                                                   (3,865,451)
      Change in unrealized appreciation (depreciation) on equity swap contracts           646,483
      Decrease in foreign currency                                                        794,690
      Increase in deposits with swap counterparties                                    (3,948,787)
      Decrease in deposits with brokers for securities sold short                         246,058
      Decrease in receivable for investment securities sold                            12,228,134
      Increase in prepaid expenses                                                        (58,429)
      Increase in reclaims receivable                                                        (710)
      Decrease in dividends receivable                                                    290,348
      Increase in bank overdraft denominated in foreign currency                           44,379
      Decrease in payable for investment securities purchased                          (4,043,015)
      Increase in payable to Adviser                                                      210,961
      Increase in payable to Distributor                                                   25,353
      Increase in payable to Administrator                                                 16,376
      Increase in payable to Trustees                                                         782
      Decrease in dividends payable on securities sold short                             (268,112)
      Increase in payable to Chief Compliance Officer                                         394
      Decrease in other accrued expenses and liabilities                                  (95,528)
                                                                                  ---------------
         Net cash used in operating activities                                       (246,924,098)
                                                                                  ---------------
CASH FLOWS FROM FINANCING ACTIVITIES
   Proceeds from shares sold                                                          352,951,475
   Payments for shares redeemed, net of redemption fees collected                    (100,031,188)
   Increase in receivable for capital shares sold                                      (5,897,796)
   Decrease in payable for capital shares redeemed                                        (98,393)
                                                                                  ---------------
      Net cash provided by financing activities                                       246,924,098
                                                                                  ---------------
NET CHANGE IN CASH                                                                             --
CASH -- BEGINNING OF PERIOD                                                                    --
                                                                                  ---------------
CASH -- END OF PERIOD                                                             $            --
                                                                                  ===============

See accompanying notes to financial statements

                          THE ARBITRAGE FUND - CLASS R
                              Financial Highlights

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
PERIOD

                                                     SIX MONTHS
                                                       ENDED         YEAR          YEAR          YEAR        YEAR        YEAR
                                                      NOV. 30,       ENDED         ENDED        ENDED       ENDED        ENDED
                                                        2009        MAY 31,       MAY 31,      MAY 31,     MAY 31,      MAY 31,
                                                    (UNAUDITED)      2009          2008          2007        2006        2005
                                                    -----------    --------      --------      -------     -------     --------
Net asset value at beginning of period              $  12.43       $  12.79      $  12.91      $ 12.73     $ 11.88     $  12.52
                                                    --------       --------      --------      -------     -------     --------
Income (loss) from investment operations:
   Net investment income (loss)                        (0.10)(d)      (0.16)(d)     (0.03)(d)     0.03(d)    (0.10)       (0.19)
   Net realized and unrealized gains on
      investments and foreign currencies                0.57(d)        0.30(d)       0.78(d)      0.67(d)     0.95         0.07
                                                    --------       --------      --------      -------     -------     --------
Total from investment operations                        0.47           0.14          0.75         0.70        0.85        (0.12)
                                                    --------       --------      --------      -------     -------     --------
Less distributions:
   From net realized gains                                --          (0.52)        (0.87)       (0.52)         --        (0.52)
                                                    --------       --------      --------      -------     -------     --------
Proceeds from redemption fees collected                 0.00(a)        0.02          0.00(a)      0.00(a)     0.00(a)      0.00(a)
                                                    --------       --------      --------      -------     -------     --------
Net asset value at end of period                    $  12.90       $  12.43      $  12.79      $ 12.91     $ 12.73     $  11.88
                                                    ========       ========      ========      =======     =======     ========
Total return (b)                                        3.78%          1.64%         5.97%        5.64%       7.15%       (1.07%)
                                                    ========       ========      ========      =======     =======     ========
Net assets at end of period (000's)                 $339,891       $219,338      $112,092      $75,207     $87,643     $134,035
                                                    ========       ========      ========      =======     =======     ========
Ratio of gross expenses to average
   net assets                                           3.64%(g)       3.28%         2.44%        2.38%       2.41%        2.36%
Ratio of gross expenses to average net
   assets excluding interest and dividend
   expense(c)(e)                                        1.74%(g)       1.95%         1.96%        2.12%       2.12%        2.06%
Ratio of net expenses to average net assets
   excluding interest and dividend expense (c)(e)       1.74%(g)       1.95%         1.90%        1.95%       1.95%        1.95%
Ratio of net expenses to average net assets
   excluding tax, interest and dividend expense         1.74%(g)       1.88%         1.90%        1.95%       1.95%        1.95%
Ratio of net investment income (loss) to
   average net assets:
   Before advisory fees waived and
      expenses reimbursed                              (1.57%)(g)     (1.34%)       (0.31%)       0.06%      (0.44%)      (1.27%)
   After advisory fees waived and
      expenses reimbursed                              (1.57%)(g)     (1.34%)       (0.25%)       0.23%      (0.28%)      (1.16%)
Portfolio turnover rate                                  179%(f)        709%          712%         383%        394%         387%

(a)  Amount rounds to less than $0.01 per share.

(b) Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Dividend expense totaled 1.18%, 0.74%, 0.48%, 0.26%, 0.29%, and 0.30% of average net assets for the periods ended November 30, 2009 and May 31, 2009, 2008, 2007, 2006 and 2005, respectively.

(d) Per share amounts were calculated using average shares for the year or period.

(e) Interest expense and interest rebate expense totaled 0.72% and 0.58% of average net assets for the periods ended November 30, 2009 and May 31, 2009, respectively.

(f)  Not annualized

(g)  Annualized

Amounts designated as "--" are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

                          THE ARBITRAGE FUND - CLASS I
                              Financial Highlights

      SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
                                                                          PERIOD

                                                     SIX MONTHS
                                                       ENDED         YEAR          YEAR           YEAR        YEAR        YEAR
                                                      NOV. 30,       ENDED        ENDED          ENDED       ENDED       ENDED
                                                        2009        MAY 31,      MAY 31,        MAY 31,     MAY 31,     MAY 31,
                                                    (UNAUDITED)      2009          2008           2007        2006        2005
                                                    -----------    --------      -------        -------     -------     -------
Net asset value at beginning of period              $  12.60       $  12.95      $ 13.03        $ 12.81     $ 11.93     $ 12.54
                                                    --------       --------      -------        -------     -------     -------
Income (loss) from investment operations:
   Net investment income (loss)                        (0.06)(d)      (0.11)(d)     0.01(d)(e)     0.06(d)    (0.10)      (0.15)
   Net realized and unrealized gains on
      investments and foreign currencies                0.55(d)        0.28(d)      0.78(d)        0.68(d)     0.98        0.06
                                                    --------       --------      -------        -------     -------     -------
Total from investment operations                        0.49           0.17         0.79           0.74        0.88       (0.09)
                                                    --------       --------      -------        -------     -------     -------
Less distributions:
   From net realized gains                                --          (0.52)       (0.87)         (0.52)         --       (0.52)
                                                    --------       --------      -------        -------     -------     -------
Proceeds from redemption fees collected                 0.00(a)        0.00(a)      0.00(a)        0.00(a)     0.00(a)     0.00(a)
                                                    --------       --------      -------        -------     -------     -------
Net asset value at end of period                    $  13.09       $  12.60      $ 12.95        $ 13.03     $ 12.81     $ 11.93
                                                    ========       ========      =======        =======     =======     =======
Total return(b)                                         3.89%          1.69%        6.23%          5.92%       7.38%      (0.82%)
                                                    ========       ========      =======        =======     =======     =======
Net assets at end of period (000's)                 $256,063       $108,780      $81,832        $91,935     $88,011     $94,417
                                                    ========       ========      =======        =======     =======     =======
Ratio of gross expenses to average net assets           3.39%(h)       3.03%        2.20%          2.13%       2.16%       2.14%
Ratio of gross expenses to average net assets
   excluding interest and dividend expense(c)(f)        1.49%(h)       1.70%        1.72%          1.87%       1.87%       1.84%
Ratio of net expenses to average net assets
   excluding interest and dividend expense (c)(f)       1.49%(h)       1.70%        1.65%          1.70%       1.70%       1.70%
Ratio of net expenses to average net assets
   excluding tax, interest and dividend expense         1.49%(h)       1.63%        1.65%          1.70%       1.70%       1.70%
Ratio of net investment income (loss)
   to average net assets:
   Before advisory fees waived and
      expenses reimbursed                              (0.94%)(h)     (0.87%)       0.04%          0.28%      (0.29%)     (1.05%)
   After advisory fees waived and
      expenses reimbursed                              (0.94%)(h)     (0.87%)       0.11%          0.46%      (0.12%)     (0.91%)
Portfolio turnover rate                                  179%(g)        709%         712%           383%        394%        387%

(a)  Amount rounds to less than $0.01 per share.

(b) Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Dividend expense totaled 1.18%, 0.74%, 0.48%, 0.26%, 0.29%, and 0.30% of average net assets for the periods ended November 30, 2009 and May 31, 2009, 2008, 2007, 2006 and 2005, respectively.

(d) Per share amounts were calculated using average shares for the year or period.

(e) The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

(f) Interest expense and interest rebate expense totaled 0.72% and 0.58% of average net assets for the periods ended November 30, 2009 and May 31, 2009, respectively.

(g)  Not annualized

(h)  Annualized

Amounts designated as "--" are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                              Portfolio Information
                          November 30, 2009 (Unaudited)

SECTOR WEIGHTING (as a percentage of total investments)

The following chart shows the sector weightings of the Fund's investments in common stock and purchased options as of the report date.

                                   (PIE CHART)

Information Technology       22.95%
Industrials                  14.30%
Time Deposit                 12.91%
Consumer Discretionary       10.91%
Health Care                   8.27%
Consumer Staples              8.22%
Materials                     7.49%
Telecommunication Services    6.33%
Energy                        5.05%
Financials                    3.50%
Option Contracts              0.07%

                               THE ARBITRAGE FUND
                            Portfolio of Investments
                          November 30, 2009 (Unaudited)

   SHARES     COMMON STOCK -- 89.41%                                    VALUE
-----------   ----------------------                                ------------

              BANKS -- 0.07%
     19,862   Metro Bancorp, Inc.(a) ............................   $    211,928
     48,906   Republic First Bancorp, Inc.(a) ...................        189,755
                                                                    ------------
                                                                         401,683
                                                                    ------------
              BEVERAGES -- 7.33%
      4,984   Diedrich Coffee, Inc.(a) ..........................        165,070
    682,218   Pepsi Bottling Group, Inc.(b) .....................     25,890,173
    596,080   PepsiAmericas, Inc.(b) ............................     17,643,968
                                                                    ------------
                                                                      43,699,211
                                                                    ------------
              BIOTECHNOLOGY -- 0.24%
    249,509   Celldex Therapeutics, Inc.(a) .....................      1,127,780
     46,828   CombiMatrix Corp.(a) ..............................        273,944
                                                                    ------------
                                                                       1,401,724
                                                                    ------------
              BROADCASTING, NEWSPAPERS, & ADVERTISING -- 6.77%
     49,799   DIRECTV, Cl A(a) ..................................      1,575,143
    121,198   Liberty Media Corp. - Starz, Ser A(a) .............      5,799,324
    633,364   Marvel Entertainment, Inc.(a)(b) ..................     32,966,596
                                                                    ------------
                                                                      40,341,063
                                                                    ------------
              CHEMICALS -- 3.24%
    226,303   CF Industries Holdings, Inc.(c) ...................     19,317,224
                                                                    ------------
              COAL -- 0.74%
    286,401   Felix Resources Ltd. ..............................      4,406,855
    199,828   South Australian Coal Ltd.(a)(e) ..................         18,565
                                                                    ------------
                                                                       4,425,420
                                                                    ------------
              COMMERCIAL SERVICES & SUPPLIES -- 4.30%
  1,159,366   ICT Group, Inc.(a)(b) .............................     18,515,075
  1,052,545   Sunair Services Corp.(a) ..........................      2,831,346
    537,893   Waste Services, Inc.(a)(b) ........................      4,281,628
                                                                    ------------
                                                                      25,628,049
                                                                    ------------
              COMPUTERS & SERVICES -- 7.96%
    411,525   Affiliated Computer Services, Inc.,
                 Cl A(a)(b)(c) ..................................     22,716,180
    883,700   Avocent Corp.(a) ..................................     22,074,826
  1,578,757   NYFIX, Inc.(a)(e) .................................      2,644,418
                                                                    ------------
                                                                      47,435,424
                                                                    ------------
              CONSUMER PRODUCTS -- 3.16%
    310,037   Black & Decker Corp.(b) ...........................     18,816,146
                                                                    ------------

                               THE ARBITRAGE FUND
                      Portfolio of Investments (Continued)
                          November 30, 2009 (Unaudited)

   SHARES     COMMON STOCK -- 89.41% (Continued)                        VALUE
-----------   ----------------------------------                    ------------
              DIAGNOSTIC PRODUCTS -- 3.37%
    392,333   Varian, Inc.(a)(c) ................................   $ 20,083,526
                                                                    ------------
              DIVERSIFIED CONSUMER SERVICES -- 0.91%
    727,455   Keystone North America, Inc. ......................      5,451,169
                                                                    ------------
              FINANCIAL SERVICES -- 2.52%
    554,336   Financial Federal Corp. ...........................     15,022,506
                                                                    ------------
              FOOD PRODUCTS -- 0.26%
      9,966   Cadbury Plc ADR(c) ................................        531,886
    381,768   Monterey Gourmet Foods, Inc.(a) ...................      1,023,138
                                                                    ------------
                                                                       1,555,024
                                                                    ------------
              FOOD-RETAIL -- 1.10%
    912,112   Super De Boer NV(a) ...............................      6,537,485
                                                                    ------------
              HEALTH CARE TECHNOLOGY -- 3.43%
  1,255,778   Candela Corp.(a) ..................................      3,641,756
    786,813   IMS Health, Inc.(b) ...............................     16,806,326
                                                                    ------------
                                                                      20,448,082
                                                                    ------------
              INSURANCE -- 0.32%
    361,229   AXA Asia Pacific Holdings Ltd. ....................      1,917,773
                                                                    ------------
              MARINE TRANSPORTATION -- 1.65%
    958,208   OSG America LP ....................................      9,812,050
                                                                    ------------
              MEDICAL PRODUCTS & SERVICES -- 1.50%
  1,373,830   Allion Healthcare, Inc.(a)(b) .....................      8,929,895
                                                                    ------------
              METALS & MINING -- 4.51%
  1,429,076   Aquiline Resources, Inc.(a) .......................      9,488,766
     60,000   Canplats Resources Corp.(a) .......................        190,657
  2,755,264   Polaris Metals NL(a) ..............................      1,916,740
  1,475,479   Sino Gold Mining Ltd.(a) ..........................     10,669,563
  4,010,088   United Minerals Corp. NL(a) .......................      4,624,992
                                                                    ------------
                                                                      26,890,718
                                                                    ------------
              MISCELLANEOUS BUSINESS SERVICES -- 2.75%
  1,202,530   MPS Group, Inc.(a)(b) .............................     16,414,535
                                                                    ------------
              NETWORKING PRODUCTS -- 8.06%
  1,768,661   3Com Corp.(a)(c) ..................................     13,035,032
    487,297   Starent Networks Corp.(a)(b)(c) ...................     16,806,873
    984,929   Switch & Data Facilities Co., Inc.(a)(b) ..........     18,181,789
                                                                    ------------
                                                                      48,023,694
                                                                    ------------

                               THE ARBITRAGE FUND
                      Portfolio of Investments (Continued)
                          November 30, 2009 (Unaudited)

   SHARES     COMMON STOCK -- 89.41% (Continued)                        VALUE
-----------   ----------------------------------                    ------------
              OFFICE ELECTRONICS -- 0.05%
     24,490   OCE NV ............................................   $    315,836
                                                                    ------------
              OIL-FIELD SERVICES -- 3.04%
    963,917   BJ Services Co.(b) ................................     18,102,361
                                                                    ------------
              PETROLEUM EXPLORATION & PRODUCTION -- 1.02%
     48,300   Encore Acquisition Co.(a)(b)(c) ...................      2,174,466
    416,768   Harvest Energy Trust ..............................      3,917,639
                                                                    ------------
                                                                       6,092,105
                                                                    ------------
              PETROLEUM FIELD MACHINERY & EQUIPMENT -- 0.44%
     39,937   Cameron International Corp.(a)(c) .................      1,509,618
     83,963   Enerflex Systems Income Fund ......................      1,083,137
                                                                    ------------
                                                                       2,592,755
                                                                    ------------
              SEMICONDUCTORS -- 3.52%
  1,762,746   Intellon Corp.(a)(b) ..............................     13,061,948
    723,735   Semitool, Inc.(a)(b) ..............................      7,939,373
                                                                    ------------
                                                                      21,001,321
                                                                    ------------
              SOFTWARE -- 4.18%
  1,318,407   i2 Technologies, Inc.(a)(b) .......................     24,258,689
    804,867   SoftBrands, Inc.(a)(f) ............................             --
  1,098,169   On2 Technologies, Inc.(a) .........................        647,920
                                                                    ------------
                                                                      24,906,609
                                                                    ------------
              SPECIALTY RETAIL -- 0.29%
     79,651   Dress Barn, Inc.(a)(c) ............................      1,710,104
                                                                    ------------
              TELEPHONES & TELECOMMUNICATIONS -- 3.74%
    497,799   Iowa Telecommunications Services, Inc. ............      7,915,004
    505,120   Tandberg ASA ......................................     14,347,372
                                                                    ------------
                                                                      22,262,376
                                                                    ------------
              TRANSPORTATION SERVICES -- 6.12%
    349,006   Burlington Northern Santa Fe Corp.(b)(c) ..........     34,307,290
    171,278   Genesis Lease Ltd. ADR ............................      1,397,628
     95,642   Livingston International Income Fund(a) ...........        764,773
                                                                    ------------
                                                                      36,469,691
                                                                    ------------
              WIRELESS TELECOMMUNICATION SERVICES -- 2.82%
    321,667   iPCS, Inc.(a) .....................................      7,720,008
  2,450,596   Sprint Nextel Corp.(a)(c) .........................      9,091,711
                                                                    ------------
                                                                      16,811,719
                                                                    ------------
                 TOTAL COMMON STOCK (Cost $516,264,018) .........   $532,817,278
                                                                    ------------

                               THE ARBITRAGE FUND
                      Portfolio of Investments (Continued)
                          November 30, 2009 (Unaudited)

   SHARES     PREFERRED STOCK -- 0.71%                                  VALUE
-----------   ------------------------                              ------------
              BANKS -- 0.71%
    328,457   Zions Bancorporation(c) (Cost $4,287,345) .........   $  4,246,949
                                                                    ------------

   SHARES     WARRANTS(A) -- 0.03%                                      VALUE
-----------   --------------------                                  ------------
    308,857   Buru Energy Ltd., Expires 10/10(f) ................   $         --
    105,841   CombiMatrix Corp., Expires 05/14 ..................        198,981
                                                                    ------------
                 TOTAL WARRANTS (Cost $87,999) ..................   $    198,981
                                                                    ------------

 CONTRACTS    CALL OPTION CONTRACTS(A) -- 0.01%                         VALUE
-----------   ---------------------------------                     ------------
              Agrium, Inc.,
        249      12/09 at $60 ...................................   $     17,430
              Baker Hughes, Inc.,
        200      12/09 at $46 ...................................          3,000
        149      12/09 at $45 ...................................          3,725
              Denbury Resources, Inc.,
        996      12/09 at $15 ...................................         12,450
                                                                    ------------
                 TOTAL CALL OPTION CONTRACTS (Cost $127,219) ....   $     36,605
                                                                    ------------

 CONTRACTS    PUT OPTION CONTRACTS(A) -- 0.07%                          VALUE
-----------   --------------------------------                      ------------
              Atheros Communications, Inc.,
        500      12/09 at $25 ...................................   $     10,000
              Baker Hughes, Inc.,
        249      12/09 at $40 ...................................         28,635
        498      12/09 at $41 ...................................         80,925
              Burlington Northern Santa Fe Corp.,
        997      12/09 at $85 ...................................          4,985
              Cadbury Plc,
        100      01/10 at $50 ...................................          7,250
              Cameron International Corp.,
        249      12/09 at $37.5 .................................         29,880
              CF Industries Holdings, Inc.,
        760      12/09 at $80 ...................................        100,700
              Encore Acquisition Co.,
        483      12/09 at $40 ...................................          6,037
              Equinix, Inc.,
        148      01/10 at $85 ...................................         17,390
         42      01/10 at $90 ...................................          8,925
         60      12/09 at $85 ...................................          2,100
        101      12/09 at $90 ...................................          8,585

                               THE ARBITRAGE FUND
                      Portfolio of Investments (Continued)
                          November 30, 2009 (Unaudited)

 CONTRACTS    PUT OPTION CONTRACTS(A) -- 0.07% (Continued)              VALUE
-----------   --------------------------------------------          ------------
              Oil Services Holders Trust,
        269      12/09 at $115 ..................................   $     70,343
              Peet's Coffee & Tea, Inc.,
         35      12/09 at $30 ...................................          1,925
              People's United Financial, Inc.,
        249      01/10 at $15 ...................................          4,358
              Sun Microsystems, Inc.,
        750      12/09 at $8 ....................................          9,375
              SYKES Enterprises, Inc.,
        100      01/10 at $20 ...................................          3,000
              Varian, Inc.,
        387      12/09 at $45 ...................................          3,870
              Xerox Corp.,
        498      12/09 at $7 ....................................          2,490
              Zions Bancorporation,
      1,157      12/09 at $11 ...................................         20,248
        548      12/09 at $10 ...................................          6,850
                                                                    ------------
                 TOTAL PUT OPTION CONTRACTS (Cost $1,013,299) ...   $    427,871
                                                                    ------------

    FACE
   AMOUNT     TIME DEPOSIT -- 14.12%                                    VALUE
-----------   ----------------------                                ------------
$79,705,418   State Street Bank, 0.010%(d) (Cost $79,705,418) ...   $ 79,705,418
                                                                    ------------
                 TOTAL INVESTMENTS AT VALUE -- 104.35%
                    (Cost $601,485,298) .........................   $617,433,102
                                                                    ============

                               THE ARBITRAGE FUND
                      Portfolio of Investments (Continued)
                          November 30, 2009 (Unaudited)

As of November 30, 2009, the Fund had long equity swap contracts outstanding as follows:

                                                                    UNREALIZED
                                                                   APPRECIATION
   SHARES                                                         (DEPRECIATION)
-----------                                                       --------------
    420,000   Breaker Energy Ltd., Equity Swap
                 (Counterparty: Royal Bank of Canada)
                 (Cost $2,276,347, Market Value $2,406,260)
                 Terminating 10/19/10 ...........................   $    129,913
  1,534,569   Dragon Oil Plc, Equity Swap
                 (Counterparty: Goldman Sachs International)
                 (Cost $11,010,945, Market Value $10,300,135)
                 Terminating 11/05/10 ...........................       (710,810)
    409,700   Enerflex Systems Income Fund, Equity Swap
                 (Counterparty: Royal Bank of Canada)
                 (Cost $5,541,095, Market Value $5,285,198)
                 Terminating 10/25/10 ...........................       (255,897)
     50,000   Livingston International Income Fund, Equity Swap
                 (Counterparty: Goldman Sachs International)
                 (Cost $385,242, Market Value $399,810)
                 Terminating 10/14/10 ...........................         14,568
  1,120,502   Super De Boer NV, Equity Swap
                 (Counterparty: Goldman Sachs International)
                 (Cost $7,912,059, Market Value $8,031,103)
                 Terminating 10/22/10 ...........................        119,044
                                                                    ------------
                 (Total Cost $27,125,688,
                    Total Market Value $26,422,506) .............   $   (703,182)
                                                                    ============

Percentages are based on net assets of $595,953,713.

(a)  Non-income producing security.

(b) All or a portion of the shares have been committed as collateral for open short positions.

(c)  Underlying security for a written/purchased call/put option.

(d)  Rate shown is the simple yield as of November 30, 2009.

(e) Security fair valued using methods determined in good faith by the Pricing Committee. As of November 30, 2009, the total market value of these securities was $2,662,983, representing 0.4% of net assets.

(f) Security considered illiquid. On November 30, 2009, the total market value of these securities was $0, representing less than 0.1% of net assets.

ADR -- American Depositary Receipt
Cl -- Class
LP -- Limited Partnership
Ltd. -- Limited
Plc -- Public Limited Company
Ser -- Series

Amounts designated as "--" are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                        Schedule of Securities Sold Short
                          November 30, 2009 (Unaudited)

   SHARES     COMMON STOCK -- 23.53%                                    VALUE
-----------   ----------------------                                ------------
              AIR FREIGHT & LOGISTICS -- 0.24%
    170,975   AerCap Holdings NV(a) .............................   $  1,401,995
                                                                    ------------
              BANKS -- 1.18%
    431,748   People's United Financial, Inc.(a)(b) .............      7,033,175
                                                                    ------------
              BEVERAGES -- 3.15%
    302,010   PepsiCo, Inc.(a)(b) ...............................     18,791,062
                                                                    ------------
              BROADCASTING, NEWSPAPERS, & ADVERTISING -- 2.92%
     49,808   DIRECTV, Cl A(a) ..................................      1,575,442
    121,199   Liberty Media Corp. - Starz, Ser A(a) .............      5,799,372
    332,548   Walt Disney Co.(a)(b) .............................     10,049,600
                                                                    ------------
                                                                      17,424,414
                                                                    ------------
              CHEMICALS -- 2.10%
     30,567   Agrium, Inc.(a)(b) ................................      1,707,473
    126,517   CF Industries Holdings, Inc.(a)(b) ................     10,799,491
                                                                    ------------
                                                                      12,506,964
                                                                    ------------
              COMMERCIAL SERVICES & SUPPLIES -- 0.71%
    296,397   IESI-BFC Ltd.(a) ..................................      4,202,594
                                                                    ------------
              COMPUTERS & SERVICES -- 1.51%
    365,650   SYKES Enterprises, Inc.(a)(b) .....................      8,976,708
                                                                    ------------
              CONSUMER PRODUCTS -- 1.89%
    231,882   Stanley Works(a)(b) ...............................     11,262,509
                                                                    ------------
              INSURANCE -- 0.24%
    249,103   AMP Ltd.(a) .......................................      1,409,139
                                                                    ------------
              MACHINERY -- 0.41%
     99,993   Toromont Industries Ltd.(a) .......................      2,423,354
                                                                    ------------
              MEDICAL PRODUCTS & SERVICES -- 0.61%
    365,270   Syneron Medical Ltd.(a) ...........................      3,652,700
                                                                    ------------
              METALS & MINING -- 3.05%
    682,462   Eldorado Gold Corp.(a)(b) .........................      9,088,800
      4,440   Goldcorp, Inc.(a) .................................        185,602
    356,872   Pan American Silver Corp.(a) ......................      8,923,069
                                                                    ------------
                                                                      18,197,471
                                                                    ------------

                               THE ARBITRAGE FUND
                  Schedule of Securities Sold Short (Continued)
                          November 30, 2009 (Unaudited)

   SHARES     COMMON STOCK -- 23.53% (Continued)                        VALUE
-----------   ----------------------------------                    ------------
              MISCELLANEOUS BUSINESS SERVICES -- 2.37%
    100,591   Equinix, Inc.(a)(b) ...............................   $  9,675,848
    579,826   Xerox Corp.(a)(b) .................................      4,464,660
                                                                    ------------
                                                                      14,140,508
                                                                    ------------
              NETWORKING PRODUCTS -- 0.90%
    187,808   Atheros Communications, Inc.(a)(b) ................      5,346,894
                                                                    ------------
              OIL-FIELD SERVICES -- 1.28%
    187,743   Baker Hughes, Inc.(a)(b) ..........................      7,648,650
                                                                    ------------
              SOFTWARE -- 0.63%
    160,716   JDA Software Group, Inc.(a)(b) ....................      3,773,612
                                                                    ------------
              TELEPHONES & TELECOMMUNICATIONS -- 0.32%
    189,224   Windstream Corp.(a)(b) ............................      1,877,102
                                                                    ------------
              WIRELESS TELECOMMUNICATION SERVICES -- 0.02%
     39,866   Sprint Nextel Corp.(a)(b) .........................        147,903
                                                                    ------------
              TOTAL COMMON STOCK (Proceeds $137,141,236) ........   $140,216,754
                                                                    ------------

   SHARES     EXCHANGE TRADED FUNDS -- 1.40%                            VALUE
-----------   ------------------------------                        ------------
     29,900   Oil Services Holders Trust(a)(b) ..................   $  3,536,572
     43,847   SPDR Trust, Ser 1 .................................      4,817,908
                                                                    ------------
              TOTAL EXCHANGE TRADED FUNDS
                 (Proceeds $8,497,328) ..........................   $  8,354,480
                                                                    ------------
              TOTAL SECURITIES SOLD SHORT -- 24.93%
                 (Proceeds $145,638,564) ........................   $148,571,234
                                                                    ============

As of November 30, 2009, the Fund had short equity swap contracts outstanding as follows:

                                                                     UNREALIZED
   SHARES                                                           DEPRECIATION
-----------                                                         ------------
    199,400   NAL Oil & Gas Trust, Equity Swap
                 (Counterparty: Royal Bank of Canada)
                 (Cost $2,343,612, Market Value $2,405,850)
                 Terminating 10/19/10 ...........................   $    (62,238)
                                                                    ============

Percentages are based on net assets of $595,953,713.

(a)  Non-income producing security.

(b)  Underlying security for a written/purchased call/put option.

Cl   -- Class
Ltd. -- Limited
Ser  -- Series
SPDR -- Standard & Poor's Depositary Receipt

See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                        Schedule of Open Options Written
                          November 30, 2009 (Unaudited)

 CONTRACTS    WRITTEN CALL OPTIONS(a) -- 0.82%                          VALUE
-----------   --------------------------------                      ------------
              3Com Corp.,
      2,160      12/09 at $7.5 ..................................   $     10,800
      4,445      01/10 at $7.5 ..................................         33,338
              Affiliated Computer Services, Inc.,
        748      12/09 at $55 ...................................         71,060
              Agrium, Inc.,
        299      12/09 at $55 ...................................         77,740
              Atheros Communications, Inc.,
        500      12/09 at $30 ...................................         22,500
        498      12/09 at $27.5 .................................         83,415
              Baker Hughes, Inc.,
        299      12/09 at $39 ...................................         74,750
        100      12/09 at $40 ...................................         18,500
        149      12/09 at $41 ...................................         20,115
        349      12/09 at $42 ...................................         31,410
        200      12/09 at $43 ...................................         12,000
              Burlington Northern Santa Fe Corp.,
        576      12/09 at $100 ..................................          2,880
              Cameron International Corp.,
        249      12/09 at $40 ...................................         12,450
        249      12/09 at $37.5 .................................         36,727
              CF Industries Holdings, Inc.,
        249      12/09 at $80 ...................................        165,585
        349      12/09 at $85 ...................................        118,660
        906      12/09 at $90 ...................................        126,840
        166      12/09 at $95 ...................................          7,055
              Dress Barn, Inc.,
        796      12/09 at $17.5 .................................        314,420
              Eldorado Gold Corp.,
        601      12/09 at $10 ...................................        195,325
        350      12/09 at $15 ...................................          4,375
        511      12/09 at $12.5 .................................         53,655
        169      01/10 at $10 ...................................         58,305
              Encore Acquisition Co.,
        483      12/09 at $45 ...................................         49,507
         80      12/09 at $50 ...................................            800
              Equinix, Inc.,
         30      12/09 at $105 ..................................            750
         50      12/09 at $110 ..................................            500
        367      12/09 at $90 ...................................        260,570
         81      12/09 at $95 ...................................         27,135
         50      12/09 at $100 ..................................          5,375
         25      12/09 at $115 ..................................            125

                               THE ARBITRAGE FUND
                  Schedule of Open Options Written (Continued)
                          November 30, 2009 (Unaudited)

 CONTRACTS    WRITTEN CALL OPTIONS(a) -- 0.82% (Continued)              VALUE
-----------   --------------------------------------------          ------------
              Equinix, Inc. (continued),
        152      01/10 at $105 ..................................   $     19,380
        152      01/10 at $110 ..................................          7,980
         32      01/10 at $85 ...................................         36,480
         38      01/10 at $90 ...................................         31,540
              JDA Software Group, Inc.,
        727      12/09 at $20 ...................................        261,720
        189      12/09 at $25 ...................................          5,197
        287      12/09 at $17.5 .................................        169,330
        897      12/09 at $22.5 .................................        132,307
              Oil Services Holders Trust,
        134      12/09 at $120 ..................................         41,540
        134      12/09 at $125 ..................................         17,755
         75      12/09 at $130 ..................................          3,712
              Peet's Coffee & Tea, Inc.,
         19      12/09 at $45 ...................................             95
              People's United Financial, Inc.,
        864      01/10 at $15 ...................................        127,440
        249      01/10 at $17.5 .................................          4,358
              PepsiCo, Inc.,
        600      12/09 at $60 ...................................        136,500
        157      12/09 at $62.5 .................................          9,420
              Sprint Nextel Corp.,
     10,094      12/09 at $3 ....................................        736,862
      3,193      12/09 at $4 ....................................         33,527
     11,432      12/09 at $3.5 ..................................        371,540
      2,265      01/10 at $5 ....................................         16,987
        769      01/10 at $4 ....................................         18,841
        971      01/10 at $6 ....................................          2,913
              Stanley Works,
        224      12/09 at $45 ...................................         84,000
        798      12/09 at $50 ...................................         37,905
      1,059      12/09 at $47.5 .................................        172,088
              Starent Networks Corp.,
         58      12/09 at $35 ...................................            435
              SYKES Enterprises, Inc.,
        149      12/09 at $25 ...................................          7,450
        150      12/09 at $22.5 .................................         33,000
        100      01/10 at $22.5 .................................         24,500
              Walt Disney Co.,
        100      12/09 at $30 ...................................          7,000
        722      12/09 at $29 ...................................        102,885
        747      12/09 at $28 ...................................        171,810

                               THE ARBITRAGE FUND
                  Schedule of Open Options Written (Continued)
                          November 30, 2009 (Unaudited)

 CONTRACTS    WRITTEN CALL OPTIONS(a) -- 0.82% (Continued)              VALUE
-----------   --------------------------------------------          ------------
              Walt Disney Co. (continued),
        523      12/09 at $31 ...................................   $     14,382
              Windstream Corp.,
      1,517      12/09 at $10 ...................................         18,963
        399      01/10 at $10 ...................................          6,983
              Xerox Corp.,
      7,244      12/09 at $8 ....................................         90,550
        498      01/10 at $7.5 ..................................         24,900
              Zions Bancorporation,
        549      12/09 at $16 ...................................          5,490
      1,156      12/09 at $15 ...................................         14,450
                                                                    ------------
                 TOTAL WRITTEN CALL OPTIONS
                    (Premiums Received $5,184,273) ..............   $  4,898,882
                                                                    ------------

 CONTRACTS    WRITTEN PUT OPTIONS(a) -- 0.08%                           VALUE
-----------   -------------------------------                       ------------
              Agrium, Inc.,
        299      12/09 at $55 ...................................   $     52,325
              Baker Hughes, Inc.,
        498      12/09 at $38 ...................................         26,145
        299      12/09 at $39 ...................................         23,920
              Burlington Northern Santa Fe Corp.,
        350      12/09 at $95 ...................................          4,375
        300      12/09 at $100 ..................................         63,000
        100      01/10 at $95 ...................................          6,000
        199      01/10 at $100 ..................................         45,770
              CF Industries Holdings, Inc.,
        526      12/09 at $70 ...................................         13,150
              Denbury Resources, Inc.,
        996      12/09 at $12.5 .................................         24,900
              JDA Software Group, Inc.,
        151      12/09 at $25 ...................................         27,558
              Xerox Corp.,
      4,228      12/09 at $8 ....................................        169,120
                                                                    ------------
                 TOTAL WRITTEN PUT OPTIONS
                    (Premiums Received $594,555) ................   $    456,263
                                                                    ------------
                 TOTAL OPEN OPTIONS WRITTEN -- 0.90%
                    (Premiums Received $5,778,828) ..............   $  5,355,145
                                                                    ============

Percentages are based on net assets of $595,953,713.

(a)  Non-income producing security.

See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                        Notes to the Financial Statements
                          November 30, 2009 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Arbitrage Fund (the "Trust") was organized as a Delaware business trust on December 22, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The one series presently authorized is The Arbitrage Fund (the "Fund"), a diversified series, which offers two classes of shares. Class R shares and Class I shares commenced operations on September 17, 2000 and October 17, 2003, respectively.

The investment objective of the Fund is to achieve capital growth by engaging in merger arbitrage.

The Fund's two classes of shares, Class R and Class I, represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and the investment eligibility requirements. Class R shares are subject to an annual distribution fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares, whereas Class I shares are not subject to any distribution fees.

Financial Accounting Standards Board ("FASB") issued FASB ASC 105 (formerly FASB Statement No. 168), The "FASB ACCOUNTING STANDARDS CODIFICATION(TM)" AND THE HIERARCHY OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES ("ASC 105"). ASC 105 established the FASB Accounting Standards Codification(TM) ("Codification" or "ASC") as the single source of authoritative U.S. generally accepted accounting principles ("GAAP") recognized by the FASB to be applied by non-governmental entities. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification superseded all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification became non-authoritative.

Following the Codification, the FASB did not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it issued Accounting Standards Updates, which served to update the Codification, provided background information about the guidance and provided the basis for conclusions on the changes to the Codification.

GAAP was not intended to be changed as a result of the FASB's Codification project, but it changed the way the guidance is organized and presented. As a result, these changes had a significant impact on how companies reference GAAP in their financial statements and in their accounting policies. The Fund implemented the Codification as of November 30, 2009.

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                          November 30, 2009 (Unaudited)

The following is a summary of the Fund's significant accounting policies:

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS - The Fund's portfolio securities are valued as of the close of trading of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time). Common stocks and other securities, including open short positions, that are traded on a securities exchange are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean of the most recent bid and asked prices. Put and call options and securities traded in the over-the-counter market are valued at the mean of the most recent bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of a security, subsequent private transactions in the security or related securities, or a combination of these and other factors. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service (see Note 6). As of November 30, 2009, the market value of securities valued in accordance with the fair value procedures was $2,662,983 and represented 0.4% of net assets.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                          November 30, 2009 (Unaudited)

(Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

- Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

- Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

- Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at November 30, 2009:

INVESTMENTS IN SECURITIES            LEVEL 1        LEVEL 2     LEVEL 3       TOTAL
-------------------------         ------------   ------------   -------   ------------
Common stock                      $530,154,295   $  2,662,983*    $--     $532,817,278
Preferred stock                      4,246,949             --      --        4,246,949
Warrants                               198,981             --      --          198,981
Call option contracts                   36,605             --      --           36,605
Put option contracts                   427,871             --      --          427,871
Time Deposit                        79,705,418             --      --       79,705,418
                                  ------------   ------------     ---     ------------
TOTAL INVESTMENTS IN SECURITIES   $614,770,119   $  2,662,983     $--     $617,433,102
                                  ============   ============     ===     ============

* REPRESENTS SECURITIES VALUED AT FAIR VALUE BY THE PRICING COMMITTEE. REFER TO THE PORTFOLIO OF INVESTMENTS FOR DETAILS.

As of November 30, 2009, all of the Fund's investments in securities sold short, equity swap contracts, written options, and forward foreign currency contracts were considered Level 1.

For the six months ended November 30, 2009, there have been no significant changes to the Fund's fair value methodologies.

SHARE VALUATION AND REDEMPTION FEES - The net asset value per share of each class of shares of the Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of the Fund is equal to the net asset value per share, except that, shares of each class are subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase. For the six months ended November 30, 2009, proceeds from redemption fees were $10,512 in Class R and $14,915 in Class I.

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                          November 30, 2009 (Unaudited)

INVESTMENT INCOME - Interest income is accrued as earned. Dividend income and expense are recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Fund. The amount of distributions from net investment income and net realized gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and are primarily due to deferred wash sale losses, deferred post October foreign currency loss and constructive gain from sale of securities.

The tax character of dividends and distributions declared during the years ended May 31, 2009 and May 31, 2008 was as follows:

  Year      Ordinary      Long-Term         Total
 Ended       Income     Capital Gains   Distributions
-------   -----------   -------------   -------------
5/31/09   $ 8,398,398      $     --      $ 8,398,398
5/31/08    10,600,214       400,419       11,000,633

ALLOCATION BETWEEN CLASSES - Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate shares of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

SECURITY TRANSACTIONS - Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

SHORT POSITIONS - The Fund may sell securities short for economic hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. The Fund is charged an interest rebate expense by the prime broker on securities sold short. The interest rebate expense is charged for the duration of time that a security is sold short and is shown on the Statement of Operations.

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                          November 30, 2009 (Unaudited)

WRITTEN OPTION TRANSACTIONS - The Fund may write (sell) covered call options to hedge portfolio investments and to reduce the risks associated with some of its investments. Put options may also be written by the Fund as part of a merger arbitrage strategy involving a pending corporate reorganization. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of valuation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security).

EQUITY SWAP CONTRACTS - The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk. Additionally, the Fund enters into equity swap agreements for the purpose of attempting to obtain a desired return on, or exposure to, certain equity securities or equity indices in an expedited manner or at a lower cost to the Fund than if the Fund had invested directly in such securities. An equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security. Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Fund will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract's expiration date. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian and/or counterparty's broker. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. As of November 30, 2009, the Fund had long equity swap contracts outstanding with net unrealized depreciation of $703,182 and short equity swap contracts outstanding with net unrealized depreciation of $62,238.

The Fund enters into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Fund's securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-

                               THE ARBITRAGE FUND
                 Notes to the Financial Statements (Continued)
                          November 30, 2009 (Unaudited)

market" daily at the applicable translation rates resulting in unrealized gains or losses. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

FEDERAL INCOME TAX - It is the Fund's policy to continue to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a fund so qualifies and distributes at least 90% of its taxable net income, a fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of November 30, 2009:

Cost of portfolio investments
   (including securities sold short and written options)   $450,067,906
                                                           ============
Gross unrealized appreciation                              $ 19,786,844
Gross unrealized depreciation                                (6,348,027)
                                                           ------------
Net unrealized appreciation                                $ 13,438,817
                                                           ============

As of May 31, 2009, the components of Distributable Earnings on a tax basis were as follows:

Undistributed ordinary income                              $ 8,443,277
Post-October capital losses                                 (1,787,513)
Post-October currency losses                                (6,240,058)
Net unrealized appreciation                                  1,570,512
Net unrealized depreciation on translation of assets and
   liabilities in foreign currencies                        (5,774,741)
Other temporary differences                                  5,744,941
                                                           -----------
Total Distributable Earnings                               $ 1,956,418
                                                           ===========

The difference between the Federal income tax cost of portfolio investments and the cost reported on the Statement of Assets and Liabilities is due to the tax deferral of losses on wash sales, mark-to-market on open forwards, disallowed losses on tax straddles, gains and losses from Passive Foreign Investment Companies, income from Master Limited Partnerships and gains on the constructive sale of securities.

Post-October capital losses and Post-October currency losses represent losses realized on investment transactions from November 1, 2008 through May 31, 2009 that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following year.

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                          November 30, 2009 (Unaudited)

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

2. INVESTMENT TRANSACTIONS

During the six months ended November 30, 2009, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, U.S. government securities, equity swap contracts, option contracts and securities sold short, amounted to $1,337,722,204 and $726,312,731, respectively.

3. LINE OF CREDIT

The Fund entered into an agreement which enables them to participate in a $25,000,000 unsecured committed revolving line of credit with State Street Bank and Trust Company (the "Custodian"). Borrowings will be made solely to temporarily finance the purchase or sale of securities or to finance the redemption of the shares of an investor of the Fund. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Custodian's overnight federal funds rate plus 0.75%. In addition, a commitment fee of 0.10% per annum payable at the end of each calendar quarter, is accrued by the Fund based on its average daily unused portion of the line of credit. Such fees are included in custodian and bank service fees on the Statement of Operations. Prior to September 25, 2009, the line of credit was $10,000,000.

As of November 30, 2009, the Fund did not have outstanding borrowings. For the six months ended November 30, 2009, the Fund had average borrowings of $12,576,923 over a period of 13 days at a weighted average interest rate of 1.42%. Interest accrued on the borrowings during the six months ended November 30, 2009 was $3,919 and is shown as part of custodian and bank service fees on the Statement of Operations.

4. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT

The Fund's investments are managed by Water Island Capital, LLC (the "Adviser") under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, as amended and restated on October 1, 2007, the Fund pays the Adviser an annual fee, which is computed and accrued daily and paid monthly, of 1.25% on the first

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                          November 30, 2009 (Unaudited)

$250 million, 1.20% on the next $50 million, 1.15% on the next $50 million, 1.10% on the next $75 million, 1.05% on the next $75 million and 1.00% for amounts over $500 million, based on the Fund's average daily net assets.

Effective October 1, 2009, the Adviser has contractually agreed, at least until August 31, 2015, to waive its advisory fee and/or reimburse the Fund's other expenses to the extent that total operating expenses (exclusive of interest, taxes, dividends on short positions, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities) exceed the annual rate of 1.69% of the Fund's average daily net assets attributable to Class R shares and 1.44% of the Fund's average daily net assets attributable to Class I shares. Prior to October 1, 2009, the Adviser had contractually agreed, at least until August 31, 2012, to waive its advisory fee and/or reimburse the Fund's other expenses to the extent that total operating expenses (exclusive of interest, taxes, dividends on short positions, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities) exceed the annual rate of 1.88% of the Fund's average daily net assets attributable to Class R shares and 1.63% of the Fund's average daily net assets attributable to Class I shares.

The Adviser is permitted to recapture fees waived or expenses reimbursed to the extent actual fees and expenses for a period are less than the expense limitation of each class, provided, however, that the Adviser shall only be entitled to recapture such amounts for a period of three years from the end of the fiscal year during which such amount was waived or reimbursed. The Adviser cannot recapture any expenses or fees it waived or reimbursed prior to October 1, 2009 under the prior Expense Waiver and Reimbursement Agreement. The Adviser can recapture any expenses or fees it has waived or reimbursed after October 1, 2009 within a three-year period subject to the applicable annual rate of 1.69% for Class R shares and 1.44% for Class I shares. As of November 30, 2009, the Adviser may in the future recapture from the Fund fees waived and expenses reimbursed totaling $3,408 of which $3,408 expires November 30, 2012.

Certain officers of the Trust are also officers of the Adviser. Effective October 1, 2004, the Vice President of the Trust also serves as Chief Compliance Officer ("CCO") of the Trust and of the Adviser. The Fund pays the Adviser 15% of the CCO's salary for providing CCO services.

ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement, SEI Investments Global Funds Services ("SEIGFS") supplies administrative and regulatory services to the Fund, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and filings with the Securities and Exchange Commission and state securities authorities. For the performance of these administrative services including fund accounting services, SEIGFS receives a monthly fee at an annual rate of 0.10% of the Fund's average daily net

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                          November 30, 2009 (Unaudited)

assets up to $250 million; 0.095% of such assets on the next $250 million; and 0.08% of such assets in excess of $500 million, subject to a minimum annual fee of $200,000 for the period beginning September 1, 2008 and ending August 31, 2009. The minimum annual fee increases to $225,000 for the period beginning September 1, 2009 and ending August 31, 2011, pursuant to the current Administration Agreement between SEIGFS and the Fund dated May 17, 2005, as amended July 25, 2008. Prior to September 1, 2008, SEIGFS received a monthly fee at an annual rate of 0.10% of the Fund's average daily net assets up to $500 million; and 0.08% of such assets in excess of $500 million, subject to a minimum fee of $150,000 per year. For the six months ended November 30, 2009, SEIGFS was paid $207,044 under the administration agreement. Certain officers of the Trust are also officers of SEIGFS. Such officers are paid no fees by the Trust for serving as officers of the Trust.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT

Under the terms of a Transfer Agent and Shareholder Services Agreement between the Trust and DST Systems, Inc. ("DST"), DST maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, DST receives from the Fund a monthly complex minimum fee, including two cusips, at an annual rate of $50,000 per year. For each cusip thereafter, an additional fee is applied at a minimum fee of $17,500 per cusip per year.

DISTRIBUTION AGREEMENT

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") for Class R shares, which permits Class R to pay for expenses incurred in the distribution and promotion of Class R shares. Under the Plan, Class R may pay compensation to any broker-dealer with whom the distributor or the Fund, on behalf of Class R shares, has entered into a contract to distribute Class R shares, or to any other qualified financial services firm, for distribution and/or shareholder-related services with respect to shares held or purchased by their respective customers in connection with the purchase of shares attributable to their efforts. The amount of payments under the Plan in any year shall not exceed 0.25% annually of the average daily net assets allocable to Class R shares. During the six months ended November 30, 2009, the Fund paid Class R distribution expenses of $340,424 pursuant to the Plan.

Under the terms of a Distribution Agreement between the Trust and SEI Investments Distribution, Co. (the "Distributor"), the Distributor serves as principal underwriter and national distributor for the shares of the Fund. The Fund's shares are sold on a no-load basis and, therefore, the Distributor receives no sales commissions or sales loads for providing services to the Fund. The Distributor is an affiliate of SEI Investments Global Funds Services.

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                          November 30, 2009 (Unaudited)

5. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statement of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

                                                  SIX MONTHS
                                                     ENDED         YEAR
                                                 NOVEMBER 30,      ENDED
                                                     2009         MAY 31,
                                                  (UNAUDITED)      2009
                                                 ------------   ----------
CLASS R
Shares sold                                       14,927,903    14,891,867
Shares issued in reinvestment of distributions            --       425,130
Shares redeemed                                   (6,225,356)   (6,436,124)
                                                  ----------    ----------
Net increase in shares outstanding                 8,702,547     8,880,873
Shares outstanding at beginning of period         17,642,862     8,761,989
                                                  ----------    ----------
Shares outstanding at end of period               26,345,409    17,642,862
                                                  ==========    ==========
CLASS I
Shares sold                                       12,564,165     5,669,231
Shares issued in reinvestment of distributions            --       246,467
Shares redeemed                                   (1,638,885)   (3,602,609)
                                                  ----------    ----------
Net increase in shares outstanding                10,925,280     2,313,089
Shares outstanding at beginning of period          8,630,935     6,317,846
                                                  ----------    ----------
Shares outstanding at end of period               19,556,215     8,630,935
                                                  ==========    ==========

6. FOREIGN CURRENCY TRANSLATION

Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the following basis:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                          November 30, 2009 (Unaudited)

C. The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

7. CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. SECURITIES LENDING

In order to generate additional income, the Fund may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Fund must receive 100% collateral in the form of cash or U.S. government securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it has the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to the Fund, the Fund bears the risk of delay in the recovery of its portfolio securities and the risk of loss of rights in the collateral. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees. There were no securities on loan as of November 30, 2009.

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                          November 30, 2009 (Unaudited)

9. DERIVATIVE CONTRACTS

WRITTEN OPTIONS -- A summary of put and call option contracts written during the six months ended November 30, 2009 is as follows:

                                                       OPTION       OPTION
                                                     CONTRACTS     PREMIUMS
                                                     ---------   ------------
Options outstanding at beginning of period            115,749    $  6,347,326
Options written                                       386,692      35,599,099
Options canceled in a closing purchase transaction    (36,688)     (2,962,264)
Options exercised                                    (222,072)    (23,658,471)
Options expired                                      (170,228)     (9,546,862)
                                                     --------    ------------
Options outstanding at end of period                   73,453    $  5,778,828
                                                     ========    ============

FORWARD CURRENCY EXCHANGE CONTRACTS -- As of November 30, 2009, the Fund had forward currency exchange contracts outstanding as follows:

                                                       UNREALIZED
                      CURRENCY         CURRENCY       APPRECIATION
SETTLEMENT DATE      TO DELIVER       TO RECEIVE     (DEPRECIATION)
---------------   ---------------   --------------   --------------
12/10/09 ......   AUD  45,296,619   USD 39,362,498    $(2,051,665)
12/10/09 ......   CAD  37,154,373   USD 34,916,828       (328,427)
12/10/09 ......   EUR  13,401,029   USD 19,821,751       (296,491)
12/10/09 ......   GBP  10,476,350   USD 17,301,413        110,535
12/10/09 ......   NOK 119,320,000   USD 21,018,600         13,587
12/10/09 ......   USD  29,315,059   AUD 32,625,000        513,593
12/10/09 ......   USD  19,082,769   CAD 20,098,534        (16,966)
12/10/09 ......   USD   5,088,952   EUR  3,466,029        114,410
12/10/09 ......   USD   5,582,593   GBP  3,476,350        121,828
12/10/09 ......   USD   6,133,956   NOK 34,500,000        (60,600)
                                                      -----------
                                                      $(1,880,196)
                                                      ===========

AUD -- Australian Dollar
CAD -- Canadian Dollar
EUR -- Euro
GBP -- British Pound
NOK -- Norwegian Krone
USD -- United States Dollar

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                          November 30, 2009 (Unaudited)

FAIR VALUE OF DERIVATIVE INSTRUMENTS -- The fair value of derivative instruments as of November 30, 2009, was as follows:

                                   ASSET DERIVATIVES NOVEMBER 30, 2009    LIABILITY DERIVATIVES NOVEMBER 30, 2009
                                  -------------------------------------   ---------------------------------------
DERIVATIVES NOT ACCOUNTED            STATEMENT OF ASSETS        FAIR         STATEMENT OF ASSETS          FAIR
FOR AS HEDGING INSTRUMENTS        AND LIABILITIES LOCATION      VALUE      AND LIABILITIES LOCATION      VALUE
--------------------------        ------------------------   ----------   -------------------------   -----------
Forward currency contracts        Unrealized appreciation                 Unrealized depreciation
                                  on forward currency                     on forward currency
                                  exchange contracts         $1,526,321   exchange contracts          $(3,406,517)
Equity swap contracts             Unrealized appreciation                 Unrealized depreciation
                                  on equity swap contracts      263,525   on equity swap contracts     (1,028,945)
Equity option contracts           Investments, at value         464,476   Written options, at value    (5,355,145)
                                                             ----------                               -----------
TOTAL DERIVATIVES NOT ACCOUNTED
   FOR AS HEDGING INSTRUMENTS                                $2,254,322                               $(9,790,607)
                                                             ==========                               ===========

The effect of derivative instruments on the Statement of Operations for the six months ended November 30, 2009, was as follows:

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME:

                                            FORWARD
DERIVATIVES NOT                             CURRENCY      EQUITY
ACCOUNTED FOR AS               OPTION       EXCHANGE       SWAP
HEDGING INSTRUMENTS           CONTRACTS    CONTRACTS    CONTRACTS      TOTAL
-------------------          ----------   -----------   ---------   -----------
Forward exchange contracts   $       --   $(9,614,130)  $      --   $(9,614,130)
Equity contracts              7,496,977            --    (144,826)    7,352,151
                             ----------   -----------   ---------   -----------
Total                        $7,496,977   $(9,614,130)  $(144,826)  $(2,261,979)
                             ==========   ===========   =========   ===========

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN
INCOME:

                                             FORWARD
DERIVATIVES NOT                             CURRENCY      EQUITY
ACCOUNTED FOR AS                OPTION      EXCHANGE       SWAP
HEDGING INSTRUMENTS           CONTRACTS     CONTRACTS   CONTRACTS      TOTAL
-------------------          -----------   ----------   ---------   -----------
Forward exchange contracts   $        --   $3,863,190   $      --   $ 3,863,190
Equity contracts              (1,370,173)          --    (646,483)   (2,016,656)
                             -----------   ----------   ---------   -----------
Total                        $(1,370,173)  $3,863,190   $(646,483)  $ 1,846,534
                             ===========   ==========   =========   ===========

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                          November 30, 2009 (Unaudited)

10. NEW ACCOUNTING PRONOUNCEMENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through January 29, 2010, the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of November 30, 2009.

                               THE ARBITRAGE FUND
                     Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, distribution (12b-1) expenses, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's costs in two ways.

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                               THE ARBITRAGE FUND
               Disclosure of Fund Expenses (Unaudited) (Continued)

                                    BEGINNING           ENDING        ANNUALIZED
                                  ACCOUNT VALUE     ACCOUNT VALUE       EXPENSE     EXPENSES PAID
                                   JUNE 1, 2009   NOVEMBER 30, 2009     RATIOS+    DURING PERIOD*
                                  -------------   -----------------   ----------   --------------
THE ARBITRAGE FUND - CLASS R
Based on Actual Fund Return         $1,000.00         $1,037.80          3.64%         $18.59
Based on Hypothetical 5% Return
   (before expenses)                $1,000.00         $1,006.82          3.64%         $18.31
THE ARBITRAGE FUND - CLASS I
Based on Actual Fund Return         $1,000.00         $1,038.90          3.39%         $17.33
Based on Hypothetical 5% Return
   (before expenses)                $1,000.00         $1,008.07          3.39%         $17.07

+ The annualized expense ratios include dividend and interest rebate expense incurred during the six months ended November 30, 2009.

* Expenses are equal to the annualized expense ratios for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                                    BEGINNING           ENDING        ANNUALIZED
                                  ACCOUNT VALUE     ACCOUNT VALUE       EXPENSE     EXPENSES PAID
                                   JUNE 1, 2009   NOVEMBER 30, 2009     RATIOS+    DURING PERIOD*
                                  -------------   -----------------   ----------   --------------
THE ARBITRAGE FUND - CLASS R
Based on Actual Fund Return         $1,000.00         $1,037.80          1.74%          $8.89
Based on Hypothetical 5% Return
   (before expenses)                $1,000.00         $1,016.34          1.74%          $8.80
THE ARBITRAGE FUND - CLASS I
Based on Actual Fund Return         $1,000.00         $1,038.90          1.49%          $7.62
Based on Hypothetical 5% Return
   (before expenses)                $1,000.00         $1,017.60          1.49%          $7.54

+ The annualized expense ratios exclude dividend and interest rebate expense incurred during the six months ended November 30, 2009.

* Expenses are equal to the annualized expense ratios for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                               THE ARBITRAGE FUND
                          Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-295-4485, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-800-295-4485, or on the SEC's website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-800-295-4485. Furthermore, you may obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                     NOTES

                                     NOTES

                                     NOTES

                                     (LOGO)
                               THE ARBITRAGE FUND

                                  800-295-4485
                               www.thearbfund.com

                              ADVISER   WATER ISLAND CAPITAL, LLC
                                        41 Madison Avenue
                                        28th Floor
                                        New York, NY 10010

                          DISTRIBUTOR   SEI INVESTMENTS DISTRIBUTION CO.
                                        One Freedom Valley Drive
                                        Oaks, PA 19456

                       TRANSFER AGENT   DST SYSTEMS, INC.
                                        P.O. Box 219842
                                        Kansas City, MO 64121-9842

                            CUSTODIAN   STATE STREET BANK AND TRUST COMPANY
                                        225 Liberty Street
                                        New York, NY 10281

ARB (1/10)

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Arbitrage Funds


By (Signature and Title)*               /s/ John S. Orrico
                                        ----------------------------------------
                                        John S. Orrico
                                        President and Treasurer

Date: February 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ John S. Orrico
                                        ----------------------------------------
                                        John S. Orrico
                                        President and Treasurer

Date: February 8, 2010


By (Signature and Title)*               /s/ Eric Kleinschmidt
                                        ----------------------------------------
                                        Eric Kleinschmidt
                                        Chief Financial Officer

Date: February 8, 2010

* Print the name and title of each signing officer under his or her signature.